Note 25 - Group Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
NOTE 25.	GROUP INFORMATION

The following subsidiaries are included in the Group's consolidated financial statements.

Parent company	Registered office	Domicile
Opera Limited	George Town	Cayman Islands

	Registered		Ownership interest
Group entities	office	Domicile	and voting rights
Kunhoo Software LLC	George Town	Cayman Islands	100%
Kunhoo Software Limited	Hong Kong	Hong Kong	100%
Kunhoo Software S.a.r.l.	Luxembourg	Luxembourg	100%
Kunhoo Software AS	Oslo	Norway	100%
Opera Norway AS	Oslo	Norway	100%
Opera Software Holdings LLC	San Mateo	USA	100%
Opera Software Ireland Ltd.	Dublin	Ireland	100%
Opera Sweden AB	Linköping	Sweden	100%
Opera Software International AS	Oslo	Norway	100%
Opera Software Netherlands B.V.	Amsterdam	Netherlands	100%
Opera Software India Pvt. Ltd.	Chandigarh	India	100%
Opera Software Poland sp. z.o.o.	Wroclaw	Poland	100%
Opera Software Technology (Beijing) Co. Ltd.	Beijing	China	100%
Opera Unite HK Limited	Hong Kong	Hong Kong	100%
Opera Unite Pte. Ltd.	Singapore	Singapore	100%
Opesa South Africa (Pty) Limited	Cape Town	South Africa	100%
O-Play Digital Services Ltd.	Lagos	Nigeria	100%
O-Play Kenya Limited (2)	Nairobi	Kenya	80%
Phoneserve Technologies Co. Ltd. (2)	Nairobi	Kenya	80%
O-Play Zambia Limited	Lusaka	Zambia	100%
PT Inpesa Digital Teknologi (3)	Jakarta	Indonesia	100%
Opera Lifestyle	George Town	Cayman Islands	100%
Opera Lifestyle Nigeria Ltd.	Lagos	Nigeria	100%
OList Homes Ltd. (1)	Lagos	Nigeria	100%
OÜ PocoSys (1)	Tallinn	Estonia	100%
P2C International Limited (1)	London	United Kingdom	100%
Dify Financial Technologies Iberia S.L.A. (1)	Barcelona	Spain	100%
Opera Financial Technologies Limited	London	United Kingdom	100%
Blueboard Limited (1)	Dublin	Ireland	100%
Beijing Yuega Software Tech. Srvc. Co. Ltd. (3)	Beijing	China	100%

(
1
)
Entities were purchased or incorporated in
2020.

(
2
)

20%
is held by a nominee shareholder.

(
3
)
 Variable Interest Entity (VIE) contractually controlled by the Group.

The Group's ownership interest and voting rights did
not
change in
2020.
There were
no
material non-controlling interests in the Group's subsidiaries.

Business combination

On
January 17, 2020,
the Group acquired
100%
of OÜ PocoSys for
US$5.0
 million. PocoSys, a company incorporated in Estonia, provides banking technologies to fintech companies. In accounting for the business combination, the Group recognized
US$1.7
million in identifiable intangible assets, primarily technology, and
US$3.0
 million in goodwill. The Group did
not
assume material liabilities in the business combination.